Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Power Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	11.72%	12.56%	18.91%	(3.84%)	8.77%	8.46%